PREMISES AND EQUIPMENT AND LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Abstract]
PREMISES AND EQUIPMENT AND LEASE COMMITMENTS
NOTE 15: PREMISES AND EQUIPMENT AND LEASE COMMITMENTS

Premises and equipment at December 31, comprised:

	2013	2014
	(EUR in millions)
Land	326	507
Buildings	1,041	1,600
Leasehold improvements	263	279
Furniture, fittings, machinery and vehicles	1,148	1,224
Total, at cost	2,778	3,610
Less: accumulated depreciation and impairment	(1,360)	(1,482)
Net book value	1,418	2,128
Certain Group premises and equipment are leased under various operating leases. Rental expense amounted to EUR 123 million, EUR 121 million and EUR 119 million for the years ended December 31, 2012, 2013 and 2014, respectively.

Future minimum lease commitments under non-cancellable operating leases are presented below. The Group did not enter into any material capital leases.

Operating Leases
(EUR in millions)
2015	95
2016	88
2017	70
2018	59
2019	54
Thereafter	110
Total minimum lease payments	476